Investments in subsidiaries, associates, and joint ventures (Policies)	12 Months Ended
Dec. 31, 2022
Investments In Subsidiaries Associates And Joint Ventures
Subsidiaries

Subsidiaries – The Company consolidates all entities over which it has control, that is, when: (i) the Company is exposed or has rights over variable returns from its involvement with the investee; and (ii) has the ability to direct the investee’s significant activities. Subsidiaries are fully consolidated from the date on which control is acquired by the Company. Consolidation is interrupted from the date on which the Company ceases to have control over the investee.

Transactions with noncontrolling interests

Transactions with noncontrolling interests – Investments held by other investors in Vale’s subsidiaries are classified as noncontrolling interests (“NCI”). The Company treats transactions with noncontrolling interests as transactions with the Company’s shareholders. For purchases or disposals of non-controlling interests, the difference between the consideration paid and the book value of the acquired portion of the subsidiary's net assets is recorded directly in equity under “Acquisitions and disposals of non-controlling interests”.

Loss of control

Loss of control – When the Company ceases to have control, any interest retained in the entity is remeasured at its fair value, with the change in the carrying amount recognized in profit or loss. Amounts previously recognized in other comprehensive income are reclassified to the income statement.

Investments in associates and joint arrangements

Investments in associates and joint arrangements – Associates are all entities over which the Company has significant influence, but not control, generally through an equity interest of 20% to 50% of the voting rights. If the equity interest in the associate is reduced, but significant influence is retained, only a proportionate portion of the amounts previously recognized in other comprehensive income will be reclassified to profit or loss, when appropriate. Dilution gains and losses, incurred on interests in associates, are recognized in the income statement.

Joint arrangements are all entities over which the Company has shared control with one or more parties. Joint arrangement investments are classified as either joint operations or joint ventures depending on the contractual rights and obligations of each investor.

The joint operations are recorded in the financial statements to represent the Company’s contractual rights and obligations. Accordingly, the assets, liabilities, income and expenses related to the joint operation are recorded individually in the financial statements.

Interests in joint ventures are accounted for using the equity method, after initially being recognized at cost. The Company investment in joint ventures includes the goodwill identified in the acquisition, net of any impairment loss. The Company interest in the profits or losses of its joint ventures is recognized in the income statement and participation in the changes in reserves is recognized in the Company's reserves. When the Company’s interest in the losses of an associate or joint venture is equal to or greater than the carrying amount of the investment, including any other receivables, the Company does not recognize additional losses, unless it has incurred obligations or made payments on behalf of the joint venture.

In addition, the financial information of associates and joint ventures used to account for their impact in these financial statements may differ from the stand-alone financial statements of those entities due to adjustments to Vale's accounting policy and the length of the reporting periods.

Cumulative translation adjustments

Cumulative translation adjustments - IAS 21 defines that exchange differences arising from transactions and balances of foreign operations are recognized in other comprehensive income and accumulated in equity until this operation is fully or partially disposed. “Partial disposal” of an investment can be interpreted as (i) reduction in the percentage of equity interest; or (ii) reduction in the absolute value of the investment through the reduction of the investee's capital, even if the investor’s percentage of ownership interest is not changed. Therefore, there is an accounting policy choice regarding the definition of partial disposal.

Thus, the Company has determined as its accounting policy that a capital reduction in an investment in a foreign operation should be treated under the absolute value approach as described in ii) above. Therefore, the exchange differences recorded in equity are reclassified to the income statement in the same proportion as the reduction in the net investment held in the foreign operation.

Critical accounting estimates and judgments

Critical accounting estimates and judgments

Judgment is required in some circumstances to determine whether after considering all relevant factors, the Company has either control, joint control or significant influence over an entity. Significant influence includes situations of collective control.

The Company holds the majority of the voting capital in five joint arrangements (Aliança Geração de Energia S.A., Aliança Norte Energia Participações S.A., Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização), but management has concluded that the Company does not have a sufficiently dominant voting interest to have the power to direct the activities of these entities. As a result, these entities are accounted under equity method due to shareholder’s agreements where relevant decisions are shared with other parties.

Vale and Sumitomo Metal Mining Co. Ltd. (“SMM”) own a 44.3% and 15% equity interest in PT Vale Indonesia Tbk (“PTVI”), respectively, for a total of 59.3% interest in PTVI. Vale and SMM have a Shareholders' Agreement ("Block voting agreement"), establishing that SMM will follow Vale's guidelines in decision-making on financial and operational matters relevant to the management of PTVI and, therefore, the Company consolidates PTVI in its financial statements.